Leases - Cash outflow for leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Cash outflow for leases	$ 1,591	$ 1,892	$ 2,013
Cash outflow for short-term and low-value leases	225	246	115
Total cash outflow for leases	$ 1,816	$ 2,138	$ 2,128